Submission	Sep. 25, 2026
Submission [Line Items]
Central Index Key	0001815779
Registrant Name	Hafnia Limited
Registration File Number	333-287637
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES